Portfolio of Investments
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
South Carolina Educational Facilities Authority(a),(b)
Revenue Bonds
Furman University (Wells Fargo Bank)
10/01/2039	1.230%	600,000	600,000
Total Floating Rate Notes (Cost $600,000)			600,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.6%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	644,485
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,167,537
Total			1,812,022
Charter Schools 1.4%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,090,240
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	560,040
Total			1,650,280
Higher Education 8.6%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,393,809
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,743,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,259,257
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	1,089,833
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,847,595
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,633,035
Total			9,967,384
Hospital 11.7%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,731,780
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,884,680
10/01/2031	5.000%	2,000,000	2,148,600
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,195,645
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,782,705
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
05/01/2036	5.000%	2,000,000	2,443,600
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,236,000
Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,260,160
Total			13,683,170
Joint Power Authority 3.3%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,426,537
Series 2016A
12/01/2028	5.000%	2,000,000	2,431,540
Total			3,858,077
Local Appropriation 26.2%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	388,827
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,711,470
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,309,220
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,216,080
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,112,510
05/01/2035	5.000%	1,000,000	1,172,920
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,473,116
Tax Allocation Bonds
Series 2019B
10/01/2027	5.000%	1,000,000	1,271,650
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,136,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,143,000
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,195,400
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,212,520
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	956,092
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,160,975
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,754,595
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	632,653
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,174,058
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,531,855
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,780,035
12/01/2030	5.000%	1,275,000	1,507,943
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,778,775
Total			30,620,224

2	Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 7.5%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,176,570
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,337,881
County of Dorchester(d)
Unlimited General Obligation Bonds
Series 2020
04/01/2030	5.000%	930,000	1,232,771
Lexington County School District No. 1
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,292,270
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,107,828
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,282,840
Series 2019D
03/01/2037	5.000%	1,000,000	1,279,180
Total			8,709,340
Municipal Power 3.0%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,674,941
Series 2019A
01/01/2032	5.000%	1,000,000	1,283,330
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	587,535
Total			3,545,806
Other Utility 1.1%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,242,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 2.2%
South Carolina Ports Authority(e)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,530,960
Refunded / Escrowed 5.6%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,201,100
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,041,100
Renewable Water Resources
Prerefunded 01/01/22 Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	555,000	598,612
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	499,977
South Carolina Ports Authority
Prerefunded 07/01/20 Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,017,970
Town of Hilton Head Island
Prerefunded 06/01/21 Revenue Bonds
Series 2011A
06/01/2023	5.000%	555,000	585,048
06/01/2024	5.000%	580,000	611,401
Total			6,555,208
Resource Recovery 2.9%
Three Rivers Solid Waste Authority(f)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,708,679
10/01/2025	0.000%	1,835,000	1,677,006
Total			3,385,685
Retirement Communities 1.3%
South Carolina Jobs-Economic Development Authority(c)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	750,000	830,955

Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	673,540
Total			1,504,495
Special Non Property Tax 4.9%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,363,101
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,350,333
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	647,114
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	782,737
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,030,032
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	485,172
Total			5,658,489
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,202,490
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,169,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.7%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	815,000	815,310
Transportation 6.3%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,372,540
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,016,689
Total			7,389,229
Water & Sewer 8.2%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,163,820
Revenue Bonds
Series 2019A
03/01/2035	5.000%	750,000	966,382
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,313,900
City of Columbia Stormwater System
Revenue Bonds
Green Bond
02/01/2038	5.000%	350,000	437,700
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	652,579
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,577,111
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	458,916
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	512,861

4	Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renewable Water Resources
Unrefunded Refunding Revenue Bonds
Series 2012
01/01/2024	5.000%	445,000	479,901
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,172,930
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	875,078
Total			9,611,178
Total Municipal Bonds (Cost $107,867,378)			114,910,877
Money Market Funds 1.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(g)	362,306	362,343
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(g)	1,221,478	1,221,478
Total Money Market Funds (Cost $1,583,784)		1,583,821
Total Investments in Securities (Cost: $110,051,162)		117,094,698
Other Assets & Liabilities, Net		(408,903)
Net Assets		116,685,795

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $1,921,195, which represents 1.65% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia South Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	5